FEDERATED MANAGED POOL SERIES

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 March 6, 2007



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549



     RE: FEDERATED MANAGED POOL SERIES (the "Registrant")
         Federated Corporate Bond Strategy Portfolio
           Federated High Yield Strategy Portfolio
           Federated Mortgage Strategy Portfolio

           1933 Act File No. 333-128884
           1940 Act File No. 811-21822

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 3 on February 28, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-6812.

                                                 Very truly yours,



                                                 /s/ Todd P. Zerega
                                                 Todd P. Zerega
                                                 Assistant Secretary








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